Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 20% - Fidelity Asset Manager 20%	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616